Retail Financing, December 2012	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Retail Financing, December 2012 [Text Block]
11.	Retail Financing, December 2012

On December 14, 2012, we entered into an underwriting agreement with Chardan Capital Markets LLC, as representative of several underwriters, and National Securities Corporation, as qualified independent underwriter (collectively, the “Underwriters”) in connection with the offer and sale by the Company of 1,800,000 shares of the Company’s common stock, par value $0.001 per share, at a price to the public of $1.50 per share. The Company received net proceeds from this offering of $2,193,738, after deducting underwriting discounts and commissions. The shares were offered and sold under a prospectus supplement and related prospectus filed with the U.S. Securities and Exchange Commission pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-183689). The offering closed on December 19, 2012.

16.	Retail Financing, December 2012

On December 14, 2012, we entered into an underwriting agreement with Chardan Capital Markets LLC, as representative of several underwriters, and National Securities Corporation, as qualified independent underwriter (collectively, the “Underwriters”) in connection with the offer and sale by the Company of 1,800,000 shares of the Company’s common stock, par value $0.001 per share, at a price to the public of $1.50 per share. The Company received net proceeds from this offering of $2,193,738, after deducting underwriting discounts and commissions. The shares were offered and sold under a prospectus supplement and related prospectus filed with the U.S. Securities and Exchange Commission pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-183689). The offering closed on December 19, 2012.